Trade payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	Trade payables

	As of December 31,
In thousands of USD	2021	2020	2019
in CHF	2,623	433	455
in USD	1,728	749	281
in EUR	3,981	8,260	2,264
in CAD	4	10	44
in DKK	—	—	3
in GBP	259	38	25
in JPY	—	—	150
Total	8,595	9,490	3,222